U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities	7,958	9,820	5,241
Investing Activities
Other, net	(1,261)	(1,070)	(936)
Net cash used in investing activities	(20,253)	(32,704)	(16,372)
Financing Activities
Proceeds from issuance of long-term debt	4,966	3,611	7,044
Principal payments or redemption of long-term debt	(11,415)	(3,300)	(8,394)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	6,585	22,359	19,412
Change in cash and due from banks	(5,710)	(525)	8,281
Cash and due from banks at beginning of period	13,962	14,487	6,206
Cash and due from banks at end of period	8,252	13,962	14,487
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(5,578)	(3,551)	(3,477)
Other, net	(35)	12	130
Net cash provided by operating activities	34	1,333	(30)
Investing Activities
Proceeds from sales and maturities of investment securities	979	297	298
Purchases of investment securities	(35)	(36)	(63)
Investments in subsidiaries			(1,750)
Equity distributions from subsidiaries	845	77	58
Net (increase) decrease in short-term advances to subsidiaries	207	(4,613)	(253)
Long-term advances to subsidiaries	(500)		(300)
Principal collected on long-term advances to subsidiaries			300
Other, net	(22)	(3)	33
Net cash used in investing activities	1,474	(4,278)	(1,677)
Financing Activities
Net increase (decrease) in short-term borrowings	105	(31)	(782)
Proceeds from issuance of long-term debt	3,550	2,426	4,250
Principal payments or redemption of long-term debt	(5,412)	(851)	(5,250)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	(2,606)	951	(2,139)
Change in cash and due from banks	(1,098)	(1,994)	(3,846)
Cash and due from banks at beginning of period	4,728	6,722	10,568
Cash and due from banks at end of period	$ 3,630	$ 4,728	$ 6,722